10. COMMON STOCK (Details 1)	9 Months Ended
Sep. 30, 2015 USD ($) $ / shares shares
Option Outstanding
Number of Options | shares	13,459,000
Aggregate Intrinsic Value, (C$)	$ 615,150
Number of Options Exercisable
Number of Options Exercisable | shares	13,409,000
Aggregate Intrinsic Value ($C)	$ 615,150
Share Based Compensation Stock Option Two [Member]
Option Outstanding
Number of Options | shares	1,172,500
Exercise Price, ($C) | $ / shares	$ 2.86
Aggregate Intrinsic Value, (C$)	$ 0
Expiry Date	Nov. 22, 2015
Number of Options Exercisable
Number of Options Exercisable | shares	1,172,500
Aggregate Intrinsic Value ($C)	$ 0
Share Based Compensation Stock Option Three [Member]
Option Outstanding
Number of Options | shares	200,000
Exercise Price, ($C) | $ / shares	$ 3.47
Aggregate Intrinsic Value, (C$)	$ 0
Expiry Date	Jan. 04, 2016
Number of Options Exercisable
Number of Options Exercisable | shares	200,000
Aggregate Intrinsic Value ($C)	$ 0
Share Based Compensation Stock Option Four [Member]
Option Outstanding
Number of Options | shares	125,000
Exercise Price, ($C) | $ / shares	$ 2.94
Aggregate Intrinsic Value, (C$)	$ 0
Expiry Date	Mar. 08, 2016
Number of Options Exercisable
Number of Options Exercisable | shares	125,000
Aggregate Intrinsic Value ($C)	$ 0
Share Based Compensation Stock Option Five [Member]
Option Outstanding
Number of Options | shares	150,000
Exercise Price, ($C) | $ / shares	$ 2.05
Aggregate Intrinsic Value, (C$)	$ 0
Expiry Date	Jul. 07, 2016
Number of Options Exercisable
Number of Options Exercisable | shares	150,000
Aggregate Intrinsic Value ($C)	$ 0
Share Based Compensation Stock Option Six [Member]
Option Outstanding
Number of Options | shares	100,000
Exercise Price, ($C) | $ / shares	$ 2.23
Aggregate Intrinsic Value, (C$)	$ 0
Expiry Date	Jul. 15, 2016
Number of Options Exercisable
Number of Options Exercisable | shares	100,000
Aggregate Intrinsic Value ($C)	$ 0
Share Based Compensation Stock Option Seven [Member]
Option Outstanding
Number of Options | shares	1,561,500
Exercise Price, ($C) | $ / shares	$ 1.25
Aggregate Intrinsic Value, (C$)	$ 0
Expiry Date	Jan. 06, 2017
Number of Options Exercisable
Number of Options Exercisable | shares	1,561,500
Aggregate Intrinsic Value ($C)	$ 0
Share Based Compensation Stock Option Eight [Member]
Option Outstanding
Number of Options | shares	100,000
Exercise Price, ($C) | $ / shares	$ 0.73
Aggregate Intrinsic Value, (C$)	$ 0
Expiry Date	Jun. 18, 2017
Number of Options Exercisable
Number of Options Exercisable | shares	100,000
Aggregate Intrinsic Value ($C)	$ 0
Share Based Compensation Stock Option Nine [Member]
Option Outstanding
Number of Options | shares	4,630,000
Exercise Price, ($C) | $ / shares	$ 0.56
Aggregate Intrinsic Value, (C$)	$ 0
Expiry Date	Mar. 15, 2018
Number of Options Exercisable
Number of Options Exercisable | shares	4,630,000
Aggregate Intrinsic Value ($C)	$ 0
Share Based Compensation Stock Option Ten [Member]
Option Outstanding
Number of Options | shares	50,000
Exercise Price, ($C) | $ / shares	$ 0.32
Aggregate Intrinsic Value, (C$)	$ 2,500
Expiry Date	Apr. 09, 2018
Number of Options Exercisable
Number of Options Exercisable | shares	50,000
Aggregate Intrinsic Value ($C)	$ 2,500
Share Based Compensation Stock Option Eleven [Member]
Option Outstanding
Number of Options | shares	150,000
Exercise Price, ($C) | $ / shares	$ 0.34
Aggregate Intrinsic Value, (C$)	$ 4,500
Expiry Date	Jun. 27, 2018
Number of Options Exercisable
Number of Options Exercisable | shares	150,000
Aggregate Intrinsic Value ($C)	$ 4,500
Share Based Compensation Stock Option Twelve [Member]
Option Outstanding
Number of Options | shares	2,345,000
Exercise Price, ($C) | $ / shares	$ 0.30
Aggregate Intrinsic Value, (C$)	$ 164,150
Expiry Date	Dec. 19, 2018
Number of Options Exercisable
Number of Options Exercisable | shares	2,345,000
Aggregate Intrinsic Value ($C)	$ 164,150
Share Based Compensation Stock Option Thirteen [Member]
Option Outstanding
Number of Options | shares	2,775,000
Exercise Price, ($C) | $ / shares	$ 0.21
Aggregate Intrinsic Value, (C$)	$ 444,000
Expiry Date	Dec. 22, 2019
Number of Options Exercisable
Number of Options Exercisable | shares	2,775,000
Aggregate Intrinsic Value ($C)	$ 444,000
Share Based Compensation Stock Option Fourteen [Member]
Option Outstanding
Number of Options | shares	100,000
Exercise Price, ($C) | $ / shares	$ 0.38
Aggregate Intrinsic Value, (C$)	$ 0
Expiry Date	Jul. 12, 2020
Number of Options Exercisable
Number of Options Exercisable | shares	50,000
Aggregate Intrinsic Value ($C)	$ 0